Note 18 - Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Text Block]	NOTE 18 – OTHER COMPREHENSIVE INCOME (LOSS)
Other comprehensive income (loss) components and related tax effects were as follows:

	2011	2010

Unrealized holding gains on held to maturity securities transferred to available for sale	$0	$28,192
Unrealized holding gains on available for sale securities	308,197	40,145
Less reclassification adjustments for gains later recognized in income	(3,288)	(79,814)
Net unrealized gain (loss)	304,909	(11,477)
Tax effect	103,669	0

Other comprehensive income (loss)	$201,240	$(11,477)